Shareholder Fees (Vanguard Total International Bond Index Fund, USD $)	0 Months Ended
May 01, 2013
Vanguard Total International Bond Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Total International Bond Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Total International Bond Index Fund - Transition Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Total International Bond Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Vanguard Total International Bond Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0